Revenue (Details) - Schedule of disaggregate our revenue from contracts - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue by Contract Type
Total	$ 18,236	$ 18,471
Total (percent)	100.00%	100.00%
Fixed Price [Member]
Revenue by Contract Type
Total	$ 16,595	$ 16,468
Total (percent)	91.00%	89.00%
Time and Materials [Member]
Revenue by Contract Type
Total	$ 1,641	$ 2,003
Total (percent)	9.00%	11.00%